Income Taxes - Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Taiwan operations	$ (1,443)	$ (1,657)	$ (1,726)
Non-Taiwan operations	(111)	(639)	(1,673)
LOSS BEFORE INCOME TAXES	$ (1,554)	$ (2,296)	$ (3,399)